UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-21072

Exact name of registrant
    as specified in charter:            World Insurance Trust

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                December 31

Date of reporting period:               December 31


Item #1.  Reports to Stockholders.

CSI EQUITY PORTFOLIO
ANNUAL REPORT DECEMBER 31, 2006

Dear Shareholders:

The Federal Reserve Board stayed on course with respect to monetary policy in 2006 in an effort to prevent the accelerated but unsustainable economic growth that often leads to overheated inflationary pressures. Real Gross Domestic Product (GDP), a broad measure or economic growth, grew at an annual rate in excess of 5% in the first quarter of 2006, but was then followed by a 2.5% annual rate of growth in the second quarter. This decrease in the rate of GDP growth caused the Fed to abate rate increases until it could be determined if its policy had impacted the economy. After an unprecedented 17 straight increases in the Fed Funds Rate (the rate banks charge one another for overnight borrowing) the Fed may have participated in orchestrating an economic slowdown, evidenced by an annual rate of GDP growth that averaged just 2.3% over the last three quarters of 2006.

Notwithstanding a marked deceleration in the rate of economic growth during the last three quarters of the year, the major stock and bond market indexes performed remarkably well for the year ending December 31, 2006. For the full-year 2006, the Dow, S&P 500, NASDAQ, and MSCI were up 16.3%, 15.6%, 9.5%, and 17.9%, respectively. For the same period, the Lehman Aggregate Index, a proxy for the bond market, was up 4.3%. Stock and bond market performance for the year reflected investor confidence that economic growth would stabilize at or above 2% and that inflation would remain under control.

The issue now is whether the economy can stabilize at this lower rate of economic growth. Of additional concern is whether inflation will heat up and cause the Fed to raise rates again, increasing chances of a recession. Interesting to watch is the contrast between the inflationary warnings of the Fed and the message being sent by investors who have pushed the bond and stock markets higher based on their confidence that the economy will stabilize and inflation will remain moderate. So far, it seems that investors are winning the debate.

With the unemployment rate at a historically low 4.6%, the job market remains healthy and we hope it will remain so over the next year. While inflationary concerns mounted during most of 2006, the core CPI in October and November dropped back down to a more acceptable 2.5%. Further, we believe that historically low interest rates should provide some support to sagging home prices and sustain a reasonable level of consumer confidence and spending. Low interest rates also continue to benefit corporate America, allowing for stronger balance sheets and sustained capital investment.

One ongoing concern is that the bond market has had an inverted yield curve (short-term rates higher than long-term rates) for several months. This inversion has historically portended economic weakness and is clearly something that should be watched. There are continuing inflationary concerns as well, including the ability to sustain productivity levels, the growing federal budget and trade deficits, and the dependence on foreign purchasers of U.S. Treasury obligations. Additionally, global economic growth is being led by the Asian economies, which may be growing at unsustainable rates and may slow dramatically or lead to higher rates of inflation. For the year ahead, we are cautiously optimistic that

CSI Equity Portfolio
underlying economic fundamentals are strong enough to sustain economic growth in excess of 2% and that inflation will remain moderate.

Portfolio Discussion

For the year ending December 31, 2006 the CSI Equity Fund was up 17.91%, net of all fund expenses. Before expenses, the Fund's portfolio was up approximately 19.3%, well ahead of the 15.57% return of the S&P 500. We believe that our approach to managing the Fund is distinctly conservative, the benefits of which have resulted in out-performance of the S&P 500 from inception-to-date for the Fund.

While, the performance of the Fund in 2006 was positively impacted by a number of holdings in several different economic sectors, the Fund's portfolio was most positively influenced by our international holdings. These companies represent some of the most respected names in the international markets, many of which enjoy commanding global market share and presence. At the end of 2006, approximately 37% of the portfolio was invested in the shares of companies domiciled outside of the United States. We have always maintained exposure to the global markets and we plan to continue to do so in the future.

We are committed to high-quality, industry-leading companies with strong balance sheets and experienced management. The Fund's portfolio is well diversified among industries and markets and we believe is well-positioned to benefit from continued world-wide economic growth. Further, we believe that the high-quality nature of the portfolio provides protection should the economy and the market fail to meet our short-term expectations.

CSI Equity Portfolio

          COMPARISON OF $10,000 INVESTMENT IN CSI EQUITY PORTFOLIO VS.
                LIPPER GLOBAL LARGE CAP CORE INDEX FROM 9/20/02*

                                    [CHART]

                                          Lipper Global Large
                  CSI Equity Portfolio      Cap Core Index
                  --------------------    -------------------
    9/20/2002            $10,000               $10,000
   12/31/2002              9,930                10,272
   12/31/2003             12,436                13,021
   12/31/2004             13,757                14,417
   12/31/2005             14,431                15,533
   12/31/2006             17,015                18,638

Past performance is not predictive of future performance.


                                    Total Return Average Annual Total Return
-                                   ------------ ---------------------------
                                      One Year   Three Years Since Inception
                                       Ended        Ended     9/20/2002 to
                                     12/31/2006  12/31/2006    12/31/2006
-                                    ----------  ----------    ----------

               CSI Equity Portfolio    17.91%      11.01%        13.21%
Lipper Global Large Cap Core Index*    19.99%      12.69%        15.64%

   ** The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

   Past performance is not predictive of future performance.

   * The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

   (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

CSI Equity Portfolio

CSI Equity Portfolio

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2006 and held for the period ended December 31, 2006.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Year" to estimate the expenses you paid on your account during this year.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                         Expenses Paid During Period*
                            Beginning Account Value Ending Account Value     July 1, 2006 through
                                 July 1, 2006        December 31, 2006        December 31, 2006
                            ----------------------- -------------------- ----------------------------
Actual                             $1,000.00             $1,025.02                  $6.70
Hypothetical
(5% return before expenses)        $1,000.00             $1,018.75                  $6.36

*Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 day in the current year.

CSI Equity Portfolio

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                              CSI Equity Portfolio
           Portfolio Holdings by Sector, as Percentage of Net Assets
                                 as of 12/31/06

                                    [CHART]

 Sector                                             Percentage of
Industry                                             Net Assets
--------                                            -------------
Banking                                               13.85%
Beverages                                              3.26%
Computer and Peripherals                               1.94%
Computer Software/Services                             5.42%
Drug & Medical                                         6.27%
Electronics/Equipment                                  6.97%
Financial                                              5.06%
Food                                                   6.72%
Household                                              3.27%
Manufacturing                                          4.87%
Materials                                              1.52%
Multi-Media                                            1.83%
Oil                                                    8.75%
Retail                                                 9.96%
Telecommunications                                     3.92%
Transportation                                         6.94%
Utilities                                              3.59%

CSI Equity Portfolio

                           CSI EQUITY PORTFOLIO FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 2006

       Number
       of                                            % of          Market
       Shares Description                         Net Assets        Value
       ------ -----------                         ---------- ------------

              Common Stocks:                        94.14%

              Banking:                              13.84%
       22,200 Banco De Santander ADR                         $    414,252
        6,800 Bank America                                        363,052
        9,600 Danske Bank AS                                      420,960
        7,600 DBS Group Holdings ADR                              447,787
        3,800 HSBC Holdings ADR                                   348,270
        2,500 National Australia Bank                             398,125
        6,500 Wachovia Corp.                                      370,175
       10,000 Wells Fargo & Co.                                   355,600
                                                             ------------
                                                                3,118,221
                                                             ------------

              Beverages:                             3.26%
        7,700 Anheuser Busch Cos.                                 378,840
        5,700 Pepsico Inc.                                        356,535
                                                             ------------
                                                                  735,375
                                                             ------------

              Computer and Peripherals:              1.94%
       16,000 Cisco Systems, Inc.*                                437,280
                                                             ------------

              Computer Software/Services:            5.42%
        7,700 Infosys Technologies Limited-SP ADR                 420,112
       13,700 Microsoft Corp.                                     409,082
        7,400 SAP ADR                                             392,940
                                                             ------------
                                                                1,222,134
                                                             ------------

              Drug and Medical:                      6.27%
        7,700 Abbott Laboratories                                 375,067
        4,800 Amgen, Inc.*                                        327,888
        5,500 Johnson & Johnson                                   363,110
       13,400 Pfizer Inc.                                         347,060
                                                             ------------
                                                                1,413,125
                                                             ------------

CSI Equity Portfolio

           Number
           of                                    % of          Market
           Shares Description                 Net Assets        Value
           ------ -----------                 ---------- ------------

                  Electronics/Equipment:        6.97%
            7,200 Canon Inc. ADR                         $    407,448
            8,600 Emerson Electric Co.                        379,002
           10,300 General Electric Corp.                      383,263
            7,500 Medtronic Inc.                              401,325
                                                         ------------
                                                            1,571,038
                                                         ------------

                  Financial:                    5.06%
            5,400 American International                      386,964
            5,700 State Street Corp.                          384,408
           16,400 Western Union Co.                           367,688
                                                         ------------
                                                            1,139,060
                                                         ------------

                  Food:                         6.72%
            4,850 Diageo PLC ADR                              384,653
            4,300 Nestle S.A. ADR                             381,318
           10,500 Sysco Corp.                                 385,980
            7,000 William Wrigley Jr. Company                 362,040
                                                         ------------
                                                            1,513,991
                                                         ------------

                  Household:                    3.27%
            1,400 Kao Corporation ADR                         377,156
            5,600 Proctor & Gamble                            359,912
                                                         ------------
                                                              737,068
                                                         ------------

                  Manufacturing:                4.87%
            8,000 Dupont EI                                   389,680
            4,600 3M Co.                                      358,478
            5,600 United Technologies                         350,112
                                                         ------------
                                                            1,098,270
                                                         ------------

                  Materials:                    1.52%
            8,600 BHP Billiton LTD ADR                        341,850
                                                         ------------

                  Multi-media:                  1.83%
           12,000 Walt Disney Co.                             411,240
                                                         ------------

CSI Equity Portfolio

              Number
              of                              % of         Market
              Shares Description           Net Assets       Value
              ------ -----------           ---------- -----------

                     Oil:                     8.75%
               4,200 BASF AG - ADR                    $   408,240
               5,400 BP PLC ADR                           362,340
               6,100 ConocoPhillips                       438,895
               5,900 Schlumberger Ltd.                    372,644
               5,400 Total Fina ADR                       388,368
                                                      -----------
                                                        1,970,487
                                                      -----------

                     Retail:                  9.97%
              12,300 Avon Products                        406,392
               9,000 Bed Bath & Beyond*                   342,900
               6,900 Costco Wholesale                     364,803
               9,800 Home Depot Inc.                      393,568
               4,000 Nike, Inc. Class B                   396,120
               7,400 Walmart                              341,732
                                                      -----------
                                                        2,245,515
                                                      -----------

                     Telecommunications:      3.92%
              10,800 China Telecom Ltd Adr                466,776
               8,200 Hutchison Whampoa ADR                416,735
                                                      -----------
                                                          883,511
                                                      -----------

                     Transportation:          6.94%
               3,350 Fedex Corporation                    363,877
               5,700 Harley-Davidson                      401,679
               4,450 Johnson Controls Inc.                382,344
               3,100 Toyota Motor ADR                     416,361
                                                      -----------
                                                        1,564,261
                                                      -----------

                     Utilities:               3.59%
               9,100 EON AG ADR                           411,229
               7,300 FPL Group                            397,266
                                                      -----------
                                                          808,495
                                                      -----------

                     Total Investments:
                     (Cost: $16,016,699)     94.14%    21,210,921
                     Other assets, net        5.86%     1,319,507
                                            -------   -----------
                     Net Assets             100.00%   $22,530,428
                                            =======   ===========

* Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Assets
Investments at value (identified cost of $16,016,699) (Note 1)                                  $21,210,921
Cash                                                                                              1,296,662
Receivable for capital stock sold                                                                     7,327
Dividends receivable                                                                                 17,588
Interest receivable                                                                                   3,095
Prepaid expenses                                                                                      3,446
                                                                                                -----------
Total assets                                                                                     22,539,039
                                                                                                -----------
Liabilities
  Accrued investment management fees                                                                  7,608
  Accrued Expenses                                                                                    1,003
                                                                                                -----------
Total Liabilities                                                                                     8,611
                                                                                                -----------
Net Assets                                                                                      $22,530,428
                                                                                                ===========
Net Assets Consist of:
Paid-in-capital applicable to 1,408,148 no par value shares of beneficial interest outstanding;
 50,000,000 shares authorized                                                                   $17,336,206
Net unrealized appreciation on investments                                                        5,194,222
                                                                                                -----------
Net Assets                                                                                      $22,530,428
                                                                                                ===========
Net Asset Value Per Share
 ($22,530,428 / 1,408,148 shares outstanding)                                                   $     16.00
                                                                                                ===========

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2006

      Investment Income
      Income
       Dividends                                              $  372,446
       Interest                                                   26,305
                                                              ----------
      Total Investment Income                                 $  398,751
                                                              ----------
      Expenses
       Investment advisory fees (Note 2)                         184,793
       Accounting fees (Note 2)                                   12,000
       Custody fees                                                5,204
       Administrative services (Note 2)                           18,389
       Transfer agent fees (Note 2)                               10,560
       Legal and audit fees                                       20,345
       Directors fees                                             11,200
       Compliance fees                                             4,412
       Shareholder services & reports (Note 2)                     6,519
       Miscellaneous                                              12,049
                                                              ----------
       Total expenses                                            285,471
                                                              ----------
       Management fee waivers (Note 2)                           (54,539)
                                                              ----------
      Net expenses                                               230,932
                                                              ----------
      Net investment income                                      167,819
                                                              ----------
      Realized and Unrealized Gain (Loss) on Investments
       Net realized gain on investments                           38,830
       Net increase in unrealized appreciation on investments  2,927,988
                                                              ----------
       Net realized and unrealized gain on investments         2,966,818
                                                              ----------
       Increase in Net Assets From Operations                 $3,134,637
                                                              ==========

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                           Year Ended        Year Ended
                                                        December 31, 2006 December 31, 2005
                                                        ----------------- -----------------
Increase (decrease) in net assets
OPERATIONS
 Net investment income                                     $   167,819       $    91,248
 Net realized gain on investments                               38,830           312,482
 Change in unrealized appreciation on investments            2,927,988           313,434
                                                           -----------       -----------
 Increase in net assets from operations                      3,134,637           717,164
                                                           -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                        (174,267)          (84,837)
 Net realized gains                                            (38,832)         (294,571)
 Net return-of-capital                                         (66,450)               --
                                                           -----------       -----------
 Decrease in net assets from distributions                    (279,549)         (379,408)
                                                           -----------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                 5,418,871         4,528,716
 Distributions reinvested                                      279,603           379,384
 Shares redeemed                                            (1,754,737)         (605,912)
                                                           -----------       -----------
 Increase in net assets from capital share transactions      3,943,737         4,302,188
                                                           -----------       -----------
NET ASSETS
Increase during year                                         6,798,825         4,639,944
Beginning of year                                           15,731,603        11,091,659
                                                           -----------       -----------
END OF YEAR                                                $22,530,428       $15,731,603
                                                           ===========       ===========
(Including undistributed net investment income of - and
  $6,448, respectively)

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                   Years Ended December 31,
                                              ----------------------------------     Period Ended
                                                2006     2005     2004     2003   December 31, 2002*
                                              -------  -------  -------  -------  ------------------
Net asset value beginning of period           $ 13.74  $ 13.42  $ 12.36  $  9.93       $ 10.00
                                              -------  -------  -------  -------       -------
Investment activities
  Net investment income (loss)                   0.12     0.08     0.05     0.03         (0.00) /1/
  Net realized and unrealized gain (loss) on
   investments                                   2.34     0.58     1.27     2.47         (0.07)
                                              -------  -------  -------  -------       -------
Total from investment activities                 2.46     0.66     1.32     2.50         (0.07)
                                              -------  -------  -------  -------       -------
Distributions
  Net investment income                        (0.12)    (0.08)   (0.08)   (0.02)           --
  Net realized gain                            (0.03)    (0.26)   (0.18)   (0.05)           --
  Net return-of-capital                        (0.05)       --       --       --            --
                                              -------  -------  -------  -------       -------
Total distributions                             (0.20)   (0.34)   (0.26)   (0.07)           --
                                              -------  -------  -------  -------       -------
Net asset value end of period                 $ 16.00  $ 13.74  $ 13.42  $ 12.36       $  9.93
                                              =======  =======  =======  =======       =======

Ratios/Supplemental Data

Total Return                                   17.91%    4.90%   10.64%   25.22%        (0.70%)
                                              =======  =======  =======  =======       =======
Ratio to average net assets/ (A)/
  Expenses /(B)/                                1.25%    1.25%    1.25%    1.25%         1.25%**
  Net investment income (loss)                  0.91%    0.70%    0.67%    0.31%        (0.14%)**
Portfolio turnover rate                         6.07%   16.43%    8.91%   24.23%         1.29%
Net assets, end of period (000's)             $22,530  $15,732  $11,092  $ 8,042       $ 2,032

 * Commencement of operation was September 20, 2002.
** Annualized
/1/ Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.30% for the year ended December 31, 2006, 0.53% for the year ended December 31, 2005, 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

CSI Equity Portfolio

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2006

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Federal Income Taxes The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

CSI Equity Portfolio

On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for implementation no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

Security Transactions and Income Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 0.65% of the average daily net assets of the Fund. Certain administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. For the year ended December 31, 2006, CSI earned $184,793 in advisory fees of which $54,539 was waived.

The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2007.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the

CSI Equity Portfolio
previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2006 was $188,631 and expires as follows:

                             Year Expiring  Amount
                             -------------  ------
                                 2007      $ 64,976
                                 2008        69,116
                                 2009        54,539
                                           --------
                                           $188,631
                                           ========

Commonwealth Shareholder Services, Inc. ("CSS") , the administrative agent for the Fund, received $18,389 for its services for the year ended December 31, 2006. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $6,519 of shareholder services and reports expense incurred, CSS received $835, for these services.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $10,560 for its services for the year ended December 31, 2006.

Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA received $12,000 for its services for the year ended December 31, 2006.

Certain officers and/or an interested Trustee of the Fund are also officers and/or directors of CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended December 31, 2006, were $4,264,752 and $1,075,942, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                           Year ended        Year ended
                                        December 31, 2006 December 31, 2005
                                        ----------------- -----------------
    Ordinary income distribution            $174,267          $ 84,837
    Long term capital gain distribution       38,832           294,571
    Return-of-capital distribution            66,450                --
                                            --------          --------
    Total distributions                     $279,549          $379,408
                                            ========          ========

CSI Equity Portfolio

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

      Net unrealized appreciation (depreciation) on investments $5,194,222
                                                                ==========

Cost for Federal Income tax purpose is $16,016,699 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $5,277,144
                   Gross unrealized depreciation    (82,922)
                                                 ----------
                   Net unrealized appreciation   $5,194,222
                                                 ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the fund were:

                                 Year Ended            Year Ended
                             December 31, 2006     December 31, 2005
                           ---------------------  -------------------
                            Shares      Value      Shares     Value
                           --------  -----------  -------  ----------
         Shares sold        365,718  $ 5,418,871  335,899  $4,528,716
         Shares reinvested   17,399      279,603   27,373     379,384
         Shares redeemed   (120,050)  (1,754,737) (44,812)   (605,912)
                           --------  -----------  -------  ----------
         Net increase       263,067  $ 3,943,737  318,460  $4,302,188
                           ========  ===========  =======  ==========

CSI Equity Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
World Insurance Trust
Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of The CSI Equity Portfolio, a series of The World Insurance Trust, including the schedule of portfolio investments as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period September 20, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The CSI Equity Portfolio Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period September 20, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                                  TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 23, 2007

CSI Equity Portfolio

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

LONG TERM CAPITAL GAINS DIVIDENDS

The Fund designated Long-Term Capital Gain dividends of $38,832 pursuant to
Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2006.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Trustees of the Trust (the "Board") held on November 9, 2006 (the "Meeting"), the Board, including the trustees of the Trust who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), re-approved the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Fund, and CSI Capital Management, Inc. (the "Advisor"), relating to the Fund.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Advisor, including written materials provided by the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

   (i) The nature, extent and quality of services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by the Advisor in managing the Fund. Additionally, representatives from the Advisor joined the Meeting and provided the Board with a

CSI Equity Portfolio
presentation regarding the Advisor's organization and investment outlook. The Board considered and discussed, among other things, the Fund's performance, market conditions and the Advisor's investment process and trading practices. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

   (ii) Investment performance of the Fund and the Advisor. The Board, using written materials provided by the Advisor and by Lipper, considered the Fund's performance compared to a benchmark index and other similar mutual funds for various trailing periods ended September 30, 2006. In particular, the Board noted that the Fund's performance was within the range of its peer group and the Lipper Index, particularly when compared with market challenges and the Advisor's efforts to control portfolio turnover, and concluded that it was satisfied with the investment performance of the Fund.

   (iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Advisor from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the Fund and the profitability of the Advisor. As part of its analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. Representatives from the Advisor also discussed with the Board fees charged by comparable funds. In reviewing the advisory fee, the Board considered fees paid by other large cap core funds of comparable size and investment objective, noting that the advisory fee received by the Advisor was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

   (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed the Advisor's financial outlook with representatives of the Advisor at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered the Advisor's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

   (v) Other considerations. The Board also determined that the Advisor has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Advisor's expense limitation and fee waiver arrangement with the Fund.

After consideration of this information and such other items as the Independent Trustees deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees of the Trust, unanimously approved the Advisory Agreement.

CSI Equity Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

World Insurance Trust
(the "Company")

Information pertaining to the trustees and officers of the Fund is set forth below. The names, addresses and ages of the trustees and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free,
(800) 527-9525.

Name, Address and       Position(s)     Number   Principal Occupation(s)             Other
Year Born               Held with       of Funds During the Past                     Directorships
                        Company and     in the   Five (5) Years                      by Trustees
                        Tenure          Company                                      and Number
                                        Overseen                                     of Funds in
                                                                                     the Complex
                                                                                     Overseen
-----------------------------------------------------------------------------------------------------
Interested Trustees:
-----------------------------------------------------------------------------------------------------
* John Pasco, III /(1)/ Chairman,          1     Treasurer and Director of           The World Funds,
8730 Stony Point        Trustee and              Commonwealth Shareholder            Inc.-- 10 Funds
Parkway, Suite 205      President since          Services, Inc. ("CSS"), the
Richmond, VA 23235      March, 2002              Company's Administrator, since
(1945)                                           1985; President and Director of
                                                 First Dominion Capital Corp.
                                                 ("FDCC"), the Company's
                                                 underwriter; President and Director
                                                 of Fund Services, Inc., the
                                                 Company's Transfer and Disbursing
                                                 Agent since 1987; President and
                                                 Treasurer of Commonwealth
                                                 Capital Management, Inc. since
                                                 1983, President of Commonwealth
                                                 Capital Management, LLC, since
                                                 1984; President and Director of
                                                 Commonwealth Fund Accounting,
                                                 Inc., which provides bookkeeping
                                                 services to the Company; and
                                                 Chairman and Director of The
                                                 World Funds, Inc., a registered
                                                 investment company, since May,
                                                 1997. Mr. Pasco is also a certified
                                                 public accountant.
-----------------------------------------------------------------------------------------------------


   CSI Equity Portfolio

Name, Address and        Position(s)   Number of Principal Occupation(s)                Other
Year Born                Held with     Funds     During the Past Five (5) Years         Directorships
                         Company and   in the                                           by Trustees
                         Tenure        Company                                          and Number
                                       Overseen                                         of Funds in
                                                                                        the Complex
                                                                                        Overseen
------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Trustee since     1     Retired. Manager of the Customer       The World
8730 Stony Point         April, 2002             Services Operations and Accounting     Funds, Inc. --
Parkway, Suite 205                               Division of the Potomac Electric       10 Funds;
Richmond, VA 23235                               Power Company; from August,1978        Satuit Capital
(1940)                                           until April, 2005; a Director of The   Management
                                                 World Funds, Inc., a registered        Trust -- 1
                                                 investment company, since May,         Fund.
                                                 1997; a Trustee of Satuit Capital
                                                 Management Trust, a registered
                                                 investment company, since October,
                                                 2002; and a Trustee of Janus Advisors
                                                 Series Trust, a registered investment
                                                 company, from 2003 to 2005.
------------------------------------------------------------------------------------------------------
William E. Poist         Trustee since     1     Financial and Tax Consultant through   The World
8730 Stony Point         April, 2002             his firm Management Consulting for     Funds, Inc. --
Parkway, Suite 205                               Professionals since 1974; a Trustee of 10 Funds;
Richmond, VA 23235                               Satuit Capital Management Trust, a     Satuit Capital
(1939)                                           registered investment company, since   Management
                                                 November, 2003; and a Director of      Trust -- 1
                                                 The World Funds, Inc., a registered    Fund.
                                                 investment company, since May,
                                                 1997. Mr. Poist is also a certified
                                                 public accountant.
------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Trustee since     1     President of Alfred J. Dickinson, Inc. The World
8730 Stony Point         May, 1997               Realtors since April, 1971; a Trustee  Funds, Inc. --
Parkway, Suite 205                               of Satuit Capital Management Trust, a  10 Funds;
Richmond, VA 23235                               registered investment company, since   Satuit Capital
(1947)                                           November, 2003; and Director of The    Management
                                                 World Funds, Inc., a registered        Trust -- 1
                                                 investment company, since May,         Fund.
                                                 1997.
------------------------------------------------------------------------------------------------------


   CSI Equity Portfolio

Name, Address and        Position(s) Held Number of    Principal Occupation(s)
Year Born                with Company     Funds in the During the Past Five (5) Years       Other
                         and Tenure       Company                                           Directorships by
                                          Overseen                                          Trustees and
                                                                                            Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Non-Interested Trustees (continued):
------------------------------------------------------------------------------------------------------------
*Joseph F. Mastoloni (3) First Vice           N/A      Compliance Officer of Vontobel             N/A
450 Park Avenue          President/Chief               Asset Management, Inc., a
New York, NY 10022       Compliance                    registered investment advisor since
(1964)                   Officer of                    May 1994 and was appointed as
                         Vontobel Asset                Vice President in July 1999.
                         Management,
                         Inc.
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
*Leland H. Faust         President of the     N/A      President of CSI Capital                   N/A
600 California Street    CSI Equity                    Management, Inc., a registered
18/th/ Floor             Portfolio series              investment adviser, since 1978.
San Francisco, CA        since April,                  Partner in the law firm Taylor &
94108                    2002                          Faust since September, 1975.
(1946)
------------------------------------------------------------------------------------------------------------
*Karen M. Shupe          Secretary since      N/A      Executive Vice President of                N/A
8730 Stony Point         2005 and                      Administration and Accounting,
Parkway, Suite 205       Treasurer since               Commonwealth Shareholder
Richmond, VA 23235       2006                          Services, Inc. since 2003; Financial
(1964)                                                 Reporting Manager,
                                                       Commonwealth Shareholder
                                                       Services, Inc., from 2001 to 2003.
------------------------------------------------------------------------------------------------------------
*David D. Jones, Esq.    Chief                N/A      Co-founder and Managing                    N/A
230 Spring Hills Drive   Compliance                    Member of Drake Compliance,
Suite 340                Officer                       LLC (compliance consulting) since
Spring, TX 77380                                       2004; founder and controlling
(1957)                                                 shareholder of David Jones &
                                                       Associates (law firm) since 1998;
                                                       President and Chief Executive
                                                       Officer of Citco Mutual Fund
                                                       Services, Inc. from 2001 to 2003.
------------------------------------------------------------------------------------------------------------

/(1)/ Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns FDCC, the principal underwriter of the Company; and (3) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Mastoloni is considered to be an "interested person" of another registered investment company that has the same principal underwriter as the Company, because he is an employee of the sub-adviser to such other registered investment company.

CSI Equity Portfolio

Investment Adviser:

   CSI Capital Management, Inc.
     600 C California Street, 18th Floor
     San Francisco, California 94108

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

                         Annual Report to Shareholders



                             CSI EQUITY PORTFOLIO

      A series of The World Insurance Trust A "Series" Investment Company

                              For the Year Ended
                               December 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $10,000 for 2006 and $8,000 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2006 and $2,000 for 2005.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Portfolio.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0

                           (c) NA

                           (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The World Insurance Trust

By (Signature and Title)*:          /s/John Pasco, III
                                    --------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 12, 2007



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:          /s/ John Pasco, III
                                    ----------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 12, 2007


By (Signature and Title)*:          /s/Karen Shupe
                                    --------------------
                                    Karen Shupe, Chief Financial Officer
                                    (principal financial officer)

Date:             March 12, 2007


     * Print the name and title of each signing officer under his or her signature.